Average Annual Total Returns - Great-West International Growth Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Investor MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	28.88%	12.94%		9.43%	May 01, 2015	18.29%	10.50%		8.18%	28.35%	12.55%	8.30%		18.29%	10.50%	7.51%